Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by maturity (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 CLP ($)	Dec. 31, 2023 USD ($)
Trade And Other Receivables [Line Items]
Leasing Accounts Receivables, Non-current	$ 107,733	$ 91,323			$ 156,184
Other receivables, Current	133,076	52,255			76,211
Financial assets					1,652,333
Trade and other non-current receivables	1,105,384	1,163,370	[1]		1,030,279
Trade accounts receivable and other accounts receivable	4,821	4,849			3,993
Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	152,591	153,406			284,558
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Leasing Accounts Receivables, Non-current	110,250	92,446			157,293
Other receivables, Current	147,033	64,953			89,243
Trade and other non-current receivables	1,109,665	1,166,226			1,045,158
Trade accounts receivable and other accounts receivable	4,821	4,849			3,993
Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,347,672	1,507,914			1,627,724
Gross Carrying Amount [Member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Financial assets	21,604	18,462			23,663
Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	147,033	64,953			89,243
Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,386,241			$ 1,495,258
Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(115,582)			(83,207)	(75,105)
Accumulated impairment [member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Financial assets	(529)			(165)	(160)
Accumulated impairment [member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(13,957)			(12,699)	(13,032)
1-30 days [Member]
Trade And Other Receivables [Line Items]
Financial assets					23,175
1-30 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	37,856	30,614			23,601
1-30 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	36,912			30,070
1-30 days [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(944)	(544)			(426)
31-60 days [Member]
Trade And Other Receivables [Line Items]
Financial assets					13,793
31-60 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	14,688	11,893			15,037
31-60 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	11,940			10,185
31-60 days [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(2,748)	(1,708)			(1,244)
61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Financial assets					8,139
61 - 90 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	9,943	7,651			9,868
61 - 90 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	6,658			5,844
61 - 90 days [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(3,285)	(1,807)			(1,729)
91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Financial assets					6,109
91 - 120 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	10,941	5,539			7,966
91 - 120 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	7,737			3,844
91 - 120 days [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(3,204)	(1,695)			(1,857)
121-150 days [Member]
Trade And Other Receivables [Line Items]
Financial assets					5,664
121-150 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	6,485	8,255			7,991
121-150 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	3,067			6,300
121-150 days [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(3,418)	(1,955)			(2,327)
151-180 days [Member]
Trade And Other Receivables [Line Items]
Financial assets					4,370
151-180 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	6,716	5,522			7,075
151-180 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	3,242			3,331
151-180 days [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(3,474)	(2,191)			(2,705)
181-210 days [Member]
Trade And Other Receivables [Line Items]
Financial assets					2,506
181-210 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	5,123	4,029			6,191
181-210 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,835			1,165
181-210 days [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(3,288)	(2,864)			(3,685)
211-250 days [Member]
Trade And Other Receivables [Line Items]
Financial assets					3,758
211-250 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	6,926	3,336			7,245
211-250 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	2,439			838
211-250 days [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(4,487)	(2,498)			(3,487)
More than 251 days [Member]
Trade And Other Receivables [Line Items]
Financial assets					217,094
More than 251 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	165,114	151,536			251,324
More than 251 days [Member] | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	13,957	12,699			13,083
More than 251 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	79,168			91,830
More than 251 days [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(85,946)	(59,706)			(34,281)
More than 251 days [Member] | Accumulated impairment [member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(13,957)	(12,699)			(13,032)
Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Financial assets					1,367,725
Current Portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,083,880	1,279,539			1,291,426
Current Portfolio [Member] | Gross Carrying Amount [Member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Financial assets	21,604	18,462			23,663
Current Portfolio [Member] | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	133,076	52,254			76,160
Current Portfolio [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,233,243			1,341,851
Current Portfolio [Member] | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(4,788)	(8,239)			(23,364)
Current Portfolio [Member] | Accumulated impairment [member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Financial assets	(529)	(165)			(160)
Total Non-Current
Trade And Other Receivables [Line Items]
Financial assets					1,030,279
Total Non-Current | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	994,594	1,068,931			883,872
Total Non-Current | Gross Carrying Amount [Member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Financial assets	110,250	92,446			157,293
Total Non-Current | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	4,821	4,849			3,993
Total Non-Current | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,105,384			$ 1,163,370
Total Non-Current | Accumulated impairment [member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	(1,764)	(1,733)			(13,770)
Total Non-Current | Accumulated impairment [member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Financial assets	$ (2,517)	$ (1,123)			$ (1,109)

[1]	See Note 3.